Cash flows from operating activities (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flows From Operating Activities
Schedule of cash flow from operating activities

Year ended December 31,	Notes	2025	2024	2023
Cash flow from operating activities:
Income before income taxes		4,653	6,696	11,151
Adjusted for:
Equity results and other results in associates and joint ventures	30	218	269	1,108
Impairment and gains (losses) on disposal of non-current assets, net	12, 13, 15 and 31	4,599	(301)	266
Changes in estimates related to the provision of Brumadinho	25	297	116	461
Changes in estimates related to the provision of de-characterization of dams	14	(185)	(206)	153
Depreciation, depletion and amortization		3,105	3,057	3,070
Financial results, net	18	1,026	3,823	1,946
Changes in assets and liabilities:
Accounts receivable	7	120	1,668	197
Inventories	8	(1,076)	(549)	(214)
Suppliers and contractors	9	875	(360)	637
Other assets and liabilities, net		(231)	(446)	(1,523)
Cash generated from operations		13,401	13,767	17,252

Schedule of non-cash transactions

Year ended December 31,	2025	2024	2023
Non-cash transactions:
Additions to PP&E with capitalized loans	22	36	19